Amplify Natural Resources Dividend Income ETF
Schedule of Investments
July 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.3%
Chemicals - 11.1%
Dow, Inc.	2,749	$155,236
Eastman Chemical Co.	1,123	96,106
Huntsman Corp.	3,328	99,075
ICL Group Ltd. (a)	31,531	210,942
LyondellBasell Industries NV	1,639	162,032
NUTRIEN Ltd. COM (b)	1,474	101,544
		824,935
Electrical Equipment - 1.4%
Sociedad Quimica y Minera de Chile SA - ADR	1,362	100,366

Metals & Mining - 8.7%
Agnico Eagle Mines Ltd.	1,541	80,764
Anglo American PLC - ADR	8,487	130,853
Newmont Corp.	2,156	92,536
Rio Tinto PLC - ADR	2,739	182,280
Southern Copper Corp.	1,867	163,250
		649,683
Oil, Gas & Consumable Fuels - 78.1%
Antero Midstream Corp.	17,701	211,350
BP PLC - ADR	3,334	124,358
Canadian Natural Resources Ltd.	2,289	139,171
Chesapeake Energy Corp.	1,932	162,945
Chevron Corp.	691	113,089
Chord Energy Corp.	1,628	255,336
Civitas Resources, Inc.	4,365	326,764
Coterra Energy, Inc.	3,213	88,486
Devon Energy Corp.	3,162	170,748
Diamondback Energy, Inc.	587	86,477
DT Midstream, Inc.	2,768	148,143
Ecopetrol SA - ADR	19,298	226,173
Enbridge, Inc.	5,299	195,003
Eni SpA - ADR	3,979	121,956
Equinor ASA - ADR	3,594	110,264
Exxon Mobil Corp.	960	102,950
Hess Midstream LP - Class A (a)	6,806	212,279
HF Sinclair Corp.	2,240	116,682
Imperial Oil Ltd.	1,710	92,203
Kinder Morgan, Inc.	10,376	183,759
Kinetik Holdings, Inc.	6,430	231,480
ONEOK, Inc.	2,529	169,544
Ovintiv, Inc.	1,999	92,134
Pembina Pipeline Corp.	5,762	182,540
Permian Resources Corp.	9,160	107,080
Petroleo Brasileiro SA - ADR	22,444	329,478
Phillips 66	1,125	125,494
Pioneer Natural Resources Co.	835	188,434
Shell PLC - ADR	1,665	102,614
Sitio Royalties Corp. - Class A	7,662	209,479
Suncor Energy, Inc.	5,030	157,389
TC Energy Corp.	5,138	184,300
The Williams Cos, Inc.	4,425	152,441
TotalEnergies SE - ADR	2,166	131,801
Valero Energy Corp.	826	106,480
Viper Energy Partners LP	5,482	148,672
		5,807,496
Total Common Stock (Cost $6,973,161)		7,382,480

MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class - 5.10% (c)	14,674	14,674
Total Money Market Fund (Cost $14,674)		14,674
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.0%
First American Government Obligations Fund - Class X - 5.18% (c)	220,239	220,239
Total Investments Purchased with Proceeds from Securities Lending (Cost $220,239)		220,239
Total Investments - 102.5%
(Cost $7,208,074)		$7,617,393

Percentages are based on Net Assets of $7,433,424.

ADR -	American Depositary Receipt
(a)	All or a portion of this security is out on loan as of July 31, 2023. Total value of the securities out on loan is $210,602 or 2.8% of net assets.
(b)	Non-income producing security.
(c)	Seven-day yield as of July 31, 2023.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Brazil	$ 329,478
Britain	540,105
Canada	1,031,370
Chile	100,366
Colombia	226,173
France	131,801
Israel	210,942
Italy	121,956
Norway	110,264
United States	4,580,025
Money Market Funds
United States	14,674
Investments Purchased with Proceeds from Securities Lending
United States	220,239
Total Level 1	7,617,393
Level 2	-
Total Level 2	-
Level 3	-
Total Level 3	-
Total	$ 7,617,393

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2023, there were no transfers into or out of Level 3 for the Fund.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of July 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.